SIGNIFICANT ACCOUNTING POLICIES (Schedule of Accumulated Other Comprehensive Income, Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (6,017)	$ (5,048)
Other comprehensive income (loss) before reclassifications	(282)	(800)
Amounts reclassified from accumulated other comprehensive loss	(58)	(169)
Net current-period other comprehensive income (loss)	(340)	(969)
Ending balance	(6,357)	(6,017)
Foreign currency translation adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(6,017)	(5,048)
Other comprehensive income (loss) before reclassifications	(348)	(969)
Amounts reclassified from accumulated other comprehensive loss
Net current-period other comprehensive income (loss)	(348)	(969)
Ending balance	(6,365)	(6,017)
Unrealized gains (losses) on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance
Other comprehensive income (loss) before reclassifications	66	169
Amounts reclassified from accumulated other comprehensive loss	(58)	(169)
Net current-period other comprehensive income (loss)	8
Ending balance	$ 8